UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

				FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institution Investment Manager Filing this Report:

Name:	POTOMAC ASSET MANAGEMENT COMPANY, INC.
	     3 BETHESDA METRO CENTER,    SUITE 530
	     BETHESDA, MARYLAND  20814

13f File Number:  801-16383

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Goodloe E. Byron, Jr.
Title:	President
Phone:	(301) 657-2300

Signature,     Place,     and Date of Signing:


Goodloe E. Byron, Jr.,  Bethesda, Maryland      April 20, 2000

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


			FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	21 data records

Form 13F Information Table Value Total:	$8,909


List of Other Included Managers:

  No.     13F File Number	Name

	NONE
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			INFORMATION TABLE



POTOMAC ASSET MANAGEMENT COMPANY, INC.
                                                              FORM 13F
                                                           March 31, 2000


Voting Authority

--------------------------
                                                           Value   Shares/  Sh/
Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn
Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------

AMERICAN POWER CONVERSION      COM              029066107      502    11700 SH
Sole                    11700
AMGEN INC                      COM              031162100      296     4825 SH
Sole                     4825
CISCO SYSTEMS                  COM              17275R102      705     9120 SH
Sole                     9120
COMPUTER ASSOCIATES            COM              204912109      265     4475 SH
Sole                     4475
CTS CORP                       COM              126501105      245     4300 SH
Sole                     4300
EMC CORP                       COM              268648102      302     2400 SH
Sole                     2400
HOME DEPOT INC                 COM              437076102      445     6900 SH
Sole                     6900
INTEL CORPORATION              COM              458140100      762     5775 SH
Sole                     5775
MCI WORLDCOM INC               COM              98155K102      270     5961 SH
Sole                     5961
MEDTRONIC INC COM              COM                             350     6800 SH
Sole                     6800
MICRO SYSTEMS INC.             COM                             510     8100 SH
Sole                     8100
MICROSOFT CORP                 COM              594918104      547     5150 SH
Sole                     5150
OMNICOM GROUP                  COM                             253     2700 SH
Sole                     2700
PRICE T. ROWE                  COM              741477103      201     5100 SH
Sole                     5100
QUALCOMM INC                   COM              747525103     1105     7400 SH
Sole                     7400
SEI INVESTMENTS COMPANY        COM                             267     2350 SH
Sole                     2350
SPRINT CORP FON GROUP          COM              852061100      291     4600 SH
Sole                     4600
SPRINT CORP PCS GROUP          COM              852061506      495     7550 SH
Sole                     7550
TIME WARNER INC                COM              887315109      302     3025 SH
Sole                     3025
TYCO INTERNATIONAL LTD NEW     COM                             588    11740 SH
Sole                    11740
VODAFONE AIRTOUCH PLC-SP ADR   COM                             208     3735 SH
Sole                     3735
REPORT SUMMARY                 21 DATA RECORDS               8909            0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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